Note 22 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
(22)	Subsequent events

On
March 9, 2018,
the Company's Board of Directors declared a quarterly dividend of
US$0.01
per ordinary share, or
US$0.20
per ADS, amounting to a total of
US$13,002.
The dividend has been paid to shareholders of record on
March 26, 2018.